Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Disclosure of operating segments [text block]

	12/31/2024
	Pulp	Paper	Total
Net sales	37,593,462	9,809,820	47,403,282
Domestic market (Brazil)	2,295,258	7,278,586	9,573,844
Foreign market	35,298,204	2,531,234	37,829,438
Asia	15,760,800	24,767	15,785,567
Europe	11,895,394	355,784	12,251,178
North America	6,965,731	914,234	7,879,965
South America and Central	670,157	1,179,840	1,849,997
Africa	6,122	56,608	62,730
Cost of sales	(21,261,705)	(6,139,822)	(27,401,527)

Adjusted EBITDA	20,866,160	2,983,040	23,849,200
Adjustments to EBITDA (*)			1,065,887
Depreciation, depletion and amortization			(9,223,995)
Financial result			(28,802,145)
Net income (loss) before taxes			(13,111,053)

	12/31/2023
	Pulp	Paper	Total
Net sales	30,677,265	9,078,310	39,755,575
Domestic market (Brazil)	2,144,199	6,719,093	8,863,292
Foreign market	28,533,066	2,359,217	30,892,283
Asia	13,588,032	72,133	13,660,165
Europe	8,701,141	302,131	9,003,272
North America	5,682,010	476,429	6,158,439
South America and Central	558,601	1,437,181	1,995,782
Africa	3,282	71,343	74,625
Cost of sales	(19,694,674)	(5,382,001)	(25,076,675)

Adjusted EBITDA	15,194,660	3,078,310	18,272,970
Adjustments to EBITDA (*)			1,264,428
Depreciation, depletion and amortization			(7,321,110)
Financial result			5,780,928
Net income (loss) before taxes			17,997,216

	12/31/2022
	Pulp	Paper	Total
Net sales	41,384,322	8,446,624	49,830,946
Domestic market (Brazil)	2,665,746	5,858,892	8,524,638
Foreign market	38,718,576	2,587,732	41,306,308
Asia	18,294,046	4,059	18,298,105
Europe	12,768,321	325,503	13,093,824
North America	7,055,625	608,734	7,664,359
South America and Central	592,360	1,641,277	2,233,637
Africa	8,224	8,159	16,383
Cost of sales	(19,958,000)	(4,863,288)	(24,821,288)

Adjusted EBITDA	25,098,535	3,096,367	28,194,902
Adjustments to EBITDA (*)			1,435,769
Depreciation, depletion and amortization			(7,407,890)
Financial result			6,432,800
Net income (loss) before taxes			28,655,581

	12/31/2024	12/31/2023	12/31/2022
(*) Adjustments to EBITDA
Fair Value Update - Biological Asset	1,431,532	1,989,831	1,199,759
Income from disposal and write-off of property, plant and equipment and biological assets	(169,284)	(232,143)	19,436
Accruals for losses on ICMS credits	(130,726)	(348,628)	(58,003)
Others (1)	(65,635)	(144,632)	274,577
	1,065,887	1,264,428	1,435,769
(1) It includes items with specific, non-cash and exceptional adjustments, such as: i) COVID-19 - Expenses related to social actions to combat the virus, ii) write-off of wood inventory, iii) tax credits - exclusion of ICMS from the PIS and COFINS calculation basis, iv) donations for catastrophes and pandemics, v) equity equivalence, vi) extension of the PCHM grant, vii) extinction of the packaging business line, viii) fines and cancellation of contracts, ix) expenses with the acquisition of assets and business combinations, and x) effective loss of the development contract advance program.

Disclosure of products and services [text block]

	12/31/2024	12/31/2023	12/31/2022
Products
Market pulp (1)	37,593,462	30,677,265	41,384,322
Printing and writing paper (2)	8,478,489	7,567,320	6,912,984
Paperboard	1,270,872	1,417,075	1,421,338
Other	60,459	93,915	112,302
	47,403,282	39,755,575	49,830,946
(1)Net sales of fluff pulp represent 0.7% of total net sales, and therefore were included in market pulp net sales. (0.8% as at December 31, 2023).
(2)Net sales of tissue represent 5.8% of total net sales, and therefore were included in printing and writing paper net sales. (5.1% as at December 31, 2023).
With regard to the foreign market revenues of the pulp operating segment, China and the USA are the main countries in terms of net revenue, 36.92% and 16.08%, respectively, for the year ended December 31, 2024 (China and the USA represented 41.36% and 15.32%, respectively, on December 31, 2023).
With regard to the foreign market revenues of the paper operating segment, Argentina and USA, are the main countries in terms of net revenue, 10.96% and 22.50%, respectively, for the year ended December 31, 2024 (Argentina and USA represented 23.68% and 19.49% respectively, on December 31, 2023).
There is no other individual foreign country that represents more than 10% of net revenue in the foreign market for the years ended December 31, 2024 and December 31, 2023.

Disclosure of Allocation of Goodwill Based on Expected Future Profitability to Segments

	12/31/2024	12/31/2023
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242